SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION.
Summary of the option activity

Weighted
average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2021	407,000	5.1	1.6
Granted	—
Exercised	(407,000)	5.1	1.6
Forfeited	—

Options outstanding at December 31, 2021, 2022 and 2023	—

Options vested and expected to be vested at December 31, 2023	—

Summary of the restricted share activity

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2021	31,018,768	42.4
Granted	12,107,888	31.6
Vested	(12,632,104)	29.3
Forfeited	(1,563,832)	37.7

Unvested at December 31, 2021 and January 1, 2022	28,930,720	43.9
Granted	21,948,320	19.4
Vested	(5,015,992)	43.3
Forfeited	(7,328,536)	32.5

Unvested at December 31, 2022 and January 1, 2023	38,534,512	32.2
Granted (Note 1)	31,194,120	11.9
Vested	(4,788,176)	16.1
Forfeited (Note 2)	(15,943,658)	45.9

Unvested at December 31, 2023	48,996,888	16.4

Note 1:Including the restricted shares of 8,239,864 granted in the Modification.

Note 2:Including the restricted shares of 9,820,069 cancelled in the Modification.

Assumptions used to estimate fair value of restricted shares granted

Grant date:	August 2021	August 2022	July 2023	August 2023
Risk-free rate of return	0.07% - 0.33%	2.82% - 2.98%	4.94% - 5.50%	4.66%
Volatility	49.271% - 50.295%	53.14% - 54.15%	66.64% - 67.86%	61.40%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price at grant date	US$7.4500	US$3.3650	US$1.5000	US$1.6025
	(RMB48.2)	(RMB22.7)	(RMB10.7)	(RMB11.4)
Expected term	1 – 3 years	1 – 3 years	0.767 - 1.767 years	1 – 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2021	2022	2023

Costs of revenue	110,291	97,055	116,467
Selling and marketing expenses	53,560	41,685	43,765
General and administrative expenses	219,328	146,781	166,838
Research and development expenses	8,096	5,294	9,546
Total share-based compensation expenses	391,275	290,815	336,616